Acquisitions - Additional Information (Details)	1 Months Ended
May 31, 2012
Award Of Kenya Exploration Blocks
Business Acquisition [Line Items]
Number of Production Sharing Contracts with Governments or Authorities	4
Maximum Participation Percentage	20.00%
Award Of Kenya Exploration Blocks Blocks L1 B And L16
Business Acquisition [Line Items]
Maximum Number of Additional Exploration Period	2
Exploration Period	2 years
Initial Exploration Date	2015-06
Award Of Kenya Exploration Blocks Block L27 And L28
Business Acquisition [Line Items]
Initial Exploration Date	2015-08
Initial Exploration Period	3 years
Award Of The Gambia Offshore Exploration Blocks
Business Acquisition [Line Items]
Number of Production Sharing Contracts with Governments or Authorities	2
Maximum Participation Percentage	15.00%
Maximum Number of Additional Exploration Period	2
Exploration Period	2 years
Number of Exploratory Wells Drilled During Additional Period	1
Initial Exploration Period	4 years
Per Block | Award Of Kenya Exploration Blocks Blocks L1 B And L16
Business Acquisition [Line Items]
Number of Exploratory Wells Drilled During Additional Period	1
Per Block | Award Of The Gambia Offshore Exploration Blocks
Business Acquisition [Line Items]
Exploratory Wells Drilled, Net Productive	1